SEC. File Nos. 33-32785
               811-5888

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                   FORM N-1A
                             Registration Statement
                                    Under
                          the Securities Act of 1933
                          Post-Effective Amendment No. 14
                                     and
                            Registration Statement
                                    Under
                         The Investment Company Act of 1940
                             Amendment No.  17

                              SMALLCAP WORLD FUND, INC.
                   (Exact Name of Registrant as specified in charter)
                               333 South Hope Street
                           Los Angeles, California 90071
                      (Address of principal executive offices)

                  Registrant's telephone number, including area code:
                                   (213) 486-9200


                                   Chad L. Norton
                        Capital Research and Management Company
                                 333 South Hope Street
                             Los Angeles, California 90071
                         (Name and address of agent for service)


                                     Copies to:
                           MICHAEL  J. FAIRCLOUGH, ESQ.
                               O'Melveny & Myers LLP
                               400 South Hope Street
                           Los Angeles, California  90071
                            (Counsel for the Registrant)

                   Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 1998, pursuant to paragraph (a)(1) of rule 485.



                              SMALLCAP WORLD FUND, INC.
                                CROSS REFERENCE SHEET

  Item Number of                                      Captions in Prospectus (Part "A")
Part "A" of Form N-1A



1.      Front and Back Cover Pages                    Front and Back Cover Pages
2.      Risk/Return Summary:  Investments,            Risk/Return Summary
        Risks and Performance
3.      Risk/Return Summary:  Fee Table               Risk/Return Summary
4.      Investment Objectives, Principal              Investment Objectives, Principal Investment
        Investment Strategies, and Related            Strategies and Related Risks
        Risks
5.      Management's Discussion of Fund               N/A
        Performance
6.      Management, Organization, and Capital         Management and Organization
        Structure
7.      Shareholder Information                       Shareholder Information
8.      Distribution Arrangements                     Distribution Arrangements
9.      Financial Highlights Information              Financial Highlights



  ITEM NUMBER OF                                      CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                                 ADDITIONAL INFORMATION (PART "B")


10.     Cover Page and Table of Contents              Cover Page and Table of Contents
11.     Fund History                                  Fund Organization
12.     Description of the Fund and its               Fund Organization; Investment Restrictions;
        Investments and Risks                         Certain Investment Limitations; Description of
                                                      Securities and Investment Techniques
13.     Management of the Fund                        Management; Fund Directors and Officers
14.     Control Persons and Principal Holders         N/A
        of Securities
15.     Investment Advisory and Other Services        Management; General Information; Fund
                                                      Directors and Officers
16.     Brokerage Allocation and Other                Management; Execution of Portfolio
        Practices                                     Transactions
17.     Capital Stock and Other Securities            None
18.     Purchase, Redemption and Pricing of           Purchase of Shares; Selling Shares;
        Shares                                        Shareholder Account Services and Privileges;
                                                      General Information
19.     Taxation of the Fund                          Dividends, Distributions and Federal Taxes
20.     Underwriters                                  Management
21.     Calculation of Performance Data               Investment Results and Related Statistics
22.     Financial Statements                          Financial Statements


ITEM IN PART "C"


23.     Exhibits
24.     Persons Controlled by or under Common
        Control with the Fund
25.     Indemnification
26.     Business and Other Connections of
        the Investment Adviser
27.     Principal Underwriters
28.     Location of Accounts and Records
29.     Management Services
30.     Undertakings
        Signature Page


                              SMALLCAP World Fund
                                  PROSPECTUS


                               DECEMBER 1, 1998
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SMALLCAP WORLD FUND, INC.
333 South Hope Street
Los Angeles, CA  90071

TICKER SYMBOL: SMCWX          NEWSPAPER ABBREV.: SmCp          FUND NO.: 35


TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses of the Fund
Investment Objective, Strategies and Risks
Important Recent Developments
Management and Organization
Shareholder Information
Purchase and Exchange of Shares
Distribution Arrangements
Financial Highlights



RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing in stocks of smaller companies located around the world.

The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to certain events, such as changes in the market or general economy. In addition, the prices of equity securities held by the fund may be affected by events specifically involving the issuers of these securities. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies. Investing outside the U.S. can also involve additional risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other entity or person.

INVESTMENT RESULTS

The following information illustrates how fund results may vary:
For periods ended December 31, 1997:

Average Annual        The fund including             World Smallcap Index/2/
Total Return/1/       maximum sales charge/1/

One Year              xx.xx%                         xx.xx%

Five Years            xx.xx%                         xx.xx%

Lifetime/3/           xx.xx%                         xx.xx%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE BE DEDUCTED. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.

/2/ THE SALOMON BROTHERS WORLD SMALLCAP INDEX TRACKS OVER 5,100 SMALL-COMPANY STOCKS TRADED AROUND THE WORLD WITH A MARKET CAPITALIZATION BETWEEN $100 MILLION AND $1.2 BILLION. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE FUND BEGAN INVESTMENT OPERATIONS ON APRIL 30, 1990.


Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

[bar chart]
1990   -3.76%
1991   32.89%
1992   6.69%
1993   30.04%
1994   -2.85%
1995   22.70%
1996   19.75%
1997

THE FUND'S YEAR-TO-DATE RETURN FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998 WAS __%.

The fund's highest/lowest quarterly results during this time period were:
- Highest  xx.xx%  (quarter ended xx, 19xx)
- Lowest   xx.xx%  (quarter ended xx, 19xx)

Past results are not an indication of future results.



FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge imposed on purchases                  5.75%/1/
 (AS A PERCENTAGE OF OFFERING PRICE)

Maximum sales charge imposed on reinvested                 0%
dividends

Maximum deferred sales charge                              0%/2/

Redemption or exchange fees                                0%


/1/ SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.

/2/ A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING ANY PURCHASES YOU MADE WITHOUT A SALES CHARGE.

ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                    xx.xx%

Service (12b-1) Fees                               xx.xx%*

Other Expenses                                     xx.xx%

Total Annual Fund Operating Expenses               xx.xx%


*12B-1 EXPENSES MAY NOT EXCEED 0.30% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.


EXAMPLE

This Example is intended to help you compare the costs of investing in various funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year                                          $xx

Three years                                       $xx

Five years                                        $xx

Ten years                                         $xx





INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in companies with relatively small market capitalizations located around the world. These companies will typically have market capitalizations of $50 million to $1.2 billion. The fund may, however, invest a substantial portion of its portfolio in cash, cash equivalents, or securities of any type in response to abnormal market conditions (which may prevent the fund from pursuing its objective over the short-term).

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. Furthermore, the value of non-U.S. securities can decline in response to various factors, including currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities.

The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year.

ASSET MIX (PIE CHART)

LARGEST INDUSTRY HOLDINGS

LARGEST INDIVIDUAL EQUITY HOLDINGS

LARGEST HOLDINGS BY COUNTRY

Because the fund is actively managed, its holdings will change from time to time.


IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

EURO INTRODUCTION

On January 1, 1999, the European Union will introduce a single European currency, the Euro. The first group of countries that will begin to convert their currencies to the Euro include Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. The expected introduction of the Euro present unique uncertainties, including: whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the Euro. The fund understands that the investment adviser and other key service providers are taking steps to address Euro-related issues.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for SMALLCAP World Fund are listed on the following page.

Portfolio               Primary Title(s)        Years of                Approximate Years of Experience
Counselors for                                  Experience as           as an Investment Professional
SMALLCAP World Fund                             Portfolio               (including the last five years)
                                                Counselor for
                                                SMALLCAP World
                                                Fund (approximate)

                                                                        With Capital Research      Total
                                                                        and Management             Years
                                                                        Company or affiliates

William R. Grimsley     Director and Vice       9 years (since the      29 years                   36 years
                        Chairman of the         fund began
                        Board of the fund;      operations)
                        Senior Vice
                        President and
                        Director, Capital
                        Research and
                        Management Company

Gordon Crawford         President and           9 years (since the      27 years                   27 years
                        Principal Executive     fund began
                        Officer of the          operations)
                        fund; Senior Vice
                        President and
                        Director, Capital
                        Research and
                        Management Company

Gregory W. Wendt        Senior Vice             1 year (in              11 years                   11 years
                        President of the        addition to 8
                        fund; Senior Vice       years as a
                        President and           research
                        Director, Capital       professional prior
                        Research Company*       to becoming a
                                                portfolio
                                                counselor for the
                                                fund)

Robert W. Lovelace      Vice President of       5 years (in             13 years                   13 years
                        the fund; Executive     addition to 4
                        Vice President and      years as a
                        Director, Capital       research
                        Research Company*       professional prior
                                                to becoming a
                                                portfolio
                                                counselor for the
                                                fund)

Mark E. Denning         Director, Capital       7 years (in             16 years                   16 years
                        Research and            addition to 1
                        Management Company      years as a
                                                research
                                                professional prior
                                                to becoming a
                                                portfolio
                                                counselor for the
                                                fund)

Claudia Huntington      Senior Vice             3 years (in             21 years                   23 years
                        President, Capital      addition to 4
                        Research and            years as a
                        Management Company      research
                                                professional prior
                                                to becoming a
                                                portfolio
                                                counselor for the
                                                fund)

THE FUND BEGAN OPERATIONS IN APRIL 1990.

*COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY.



SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                     [Map of the United States of America]

WESTERN SERVICE       WESTERN CENTRAL     EASTERN CENTRAL      EASTERN SERVICE
CENTER                SERVICE CENTER      SERVICE CENTER       CENTER



AMERICAN FUNDS        AMERICAN FUNDS      AMERICAN FUNDS       AMERICAN FUNDS
SERVICE COMPANY       SERVICE COMPANY     SERVICE COMPANY      SERVICE COMPANY
P.O. BOX 2205         P.O. BOX 659522     P.O. BOX 6007        P.O. BOX 2280
BREA, CALIFORNIA      SAN ANTONIO,        INDIANAPOLIS,        NORFOLK,
                      TEXAS               INDIANA              VIRGINIA
92822-2205            78265-9522          46206-6007           23501-2280
FAX: 714/671-7080     FAX: 210/474-4050   FAX: 317/735-6620    FAX: 757/670-4773


A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.


PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


INVESTMENT MINIMUMS

INVESTMENT MINIMUMS



To establish an account                                       $250

  For a retirement plan account                               $250
  For a retirement plan account through payroll deduction     $  25

To add to an account                                          $  50
  For a retirement plan account through payroll deduction     $  25


SHARE PRICE


The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.


SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                        Sales Charge as a
                                        Percentage of

Investment                              Offering     Net            Dealer
                                        Price        Amount         Concession
                                                     Invested       as % of
                                                                    Offering
                                                                    Price

Less than $50,000                       5.75%        6.10%          5.00%

$50,000 but less than $100,000          4.50%        4.71%          3.75%

$100,000 but less than $250,000         3.50%        3.63%          2.75%

$250,000 but less than $500,000         2.50%        2.56%          2.00%

$500,000 but less $1 million            2.00%        2.04%          1.60%

$1 million or more and certain          see          see below      see below
other investments described below       below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.30% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee, as a percentage of average net assets, paid by the fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)
- Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
-- Over $50,000;
-- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM):
- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(sm)) are limited to $50,000 per shareholder each day
- Checks must be made payable to the registered shareholder
- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(sm)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS
The fund usually pays dividends, which may fluctuate, in June and December. Capital gains, if any, are also usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in the American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                    Years ended September 30

                                                    1998         1997        1996         1995          1994

Net Asset Value, Beginning of Period                xxx          $26.92      $26.11       $23.61        $22.72

INCOME FROM INVESTMENT OPERATIONS                   xxx          .10         .17          .22           .09
Net Investment Income

Net Gains or Losses On Securities (both             xxx          6.17        3.32         3.79          1.83
realized and unrealized)

Total Income (from Investment Operations            xxx          6.27        3.49         4.01          1.92

LESS DISTRIBUTIONS:                                 xxx          (.12)                    (.16)         (.06)
Dividends (from net investment income)                                       (.23)

Distributions from Net Realized Gains                            (2.35)      (2.45)       (1.35)        (.97)

Total Distributions                                              (2.47)      (2.68)       (1.51)        (1.03)

Net Asset Value, End of Period                      xxx          $30.72      $26.92       $26.11        $23.61

TOTAL RETURN/1/                                     xxx          25.41%      15.21%       18.59%        8.60%

RATIOS/SUPPLEMENTAL DATA:                           xxx          $9,256      $6,607       $4,625        $3,497
Net Assets, End of Period

Ratio of Expenses to Average Net Assets             xxx          1.07%       1.09%        1.13%         1.12%

Ratio of Net Income to Average Net Assets           xxx          .40%        .68%         .97%          .38%

Portfolio Turnover Rate                             xxx          42.21%      42.88%       45.63%        29.43%


/1/ Excludes maximum sales charge of 5.75%.

FOR SHAREHOLDER           FOR RETIREMENT PLAN         FOR DEALER SERVICES
SERVICES                  SERVICES

American Funds            Call your employer or       American Funds
Service Company           plan administrator          Distributors
800/421-0180                                          800/421-9900 ext.11


FOR 24-HOUR INFORMATION

American FundsLine(r)                   American Funds
800/325-3590                            Internet Web site
                                        http://www.americanfunds.com


Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

MULTIPLE TRANSALATIONS

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

CODE OF ETHICS

Includes a description of the fund's personal investing policy.
To request a free copy of any of the documents above:

Call American Funds or           Write to the Secretary of the fund
Service Company                  P.O. Box 7650
800/421-0180   ext.1             San Francisco, CA  94120


Investment Company File No. 811-588




                           SMALLCAP WORLD FUND, INC.
                                  PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                               DECEMBER 1, 1998

This document is not a prospectus but should be read in conjunction with the current prospectus of SMALLCAP World Fund, Inc. (the fund or SCWF) dated December 1, 1998. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           SMALLCAP WORLD FUND, INC.
                            Attention:  Secretary
                            333 South Hope Street
                           Los Angeles, CA  90071
                                (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS

ITEM                                                           PAGE NO.

CERTAIN INVESTMENT LIMITATIONS                                1
DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES    2
INVESTMENT RESTRICTIONS                                       7
FUND DIRECTORS AND OFFICERS                                   9
MANAGEMENT                                                    12
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                    15
PURCHASE OF SHARES                                            19
 SELLING SHARES                                               28
SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                   29
EXECUTION OF PORTFOLIO TRANSACTIONS                           32
GENERAL INFORMATION                                           32
INVESTMENT RESULTS AND RELATED STATISTICS                     34
 DESCRIPTION OF BOND RATINGS                                  39
FINANCIAL STATEMENTS                                          ATTACHED


                       CERTAIN INVESTMENT LIMITATIONS

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

EQUITY SECURITIES - SMALL CAPITALIZATION ISSUERS

- At least 65% of the fund's assets will be invested in equity securities of small capitalization issuers, typically having individual market capitalizations of approximately $50 million to $1.2 billion.

DEBT SECURITIES

- The fund may invest up to 35% of its assets in debt securities rated Baa or BBB or unrated but determined to be of equivalent quality.

INVESTMENT COMPANIES

- The fund may invest up to 5% of its assets in closed-end investment companies.

- The fund may acquire up to 3% of the outstanding voting stock of any one closed-end investment company.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

   The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions. The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."

   EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

   INVESTING IN SMALLER CAPITALIZATION STOCKS -- Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. Because the fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks. The fund determines relative market capitalizations using U.S. standards (as described earlier). Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.

   Capital Research and Management Company (the Investment Adviser) believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates which exceed those of larger companies and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.

   DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

LOWER RATED DEBT SECURITIES -- Although the fund has no current intention of investing in such securities (at least for the next 12 months), it may invest up to 10% of its assets in debt securities rated Baa or BBB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality. Securities rated Ba and BB or below or unrated securities determined to be of equivalent quality are commonly known as "high-yield, high-risk" or "junk" bonds and may have characteristics similar to the equity securities eligible for purchase by the fund. High-yield, high-risk bonds are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. The fund's high-yield, high-risk securities may be rated as low as Ca by Moody's or CC by S&P which are described by the rating agencies as "speculative in a high degree; often in default or [having] other marked shortcomings" or "predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation."

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS -- High-yield, high-risk bonds, like other bonds, may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as it will with all bonds.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio, by credit analysis of each issuer as well as by monitoring broad economic trends and corporate developments, but there can be no assurance that it will be successful in doing so. The fund's investment policy with respect to investing in high-yield, high-risk securities is a "non-fundamental" policy and thus may be changed by the board of directors at any time.

   OTHER SECURITIES -- The fund may also invest in securities that have equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt, and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non- convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

   Bonds, preferred stocks, and other securities may sometimes be converted into shares of common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

   INVESTING IN VARIOUS COUNTRIES -- The fund has the ability to invest outside the U.S. Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

   The risks described above are potentially heightened in connection with investments in less developed and developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.

   Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

   In making its investments in companies outside the U.S., the fund does not intend to emphasize any particular country or region. These investments will be located in at least three countries.

   RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. See "Management" below. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.

   CURRENCY TRANSACTIONS -- The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to
hedge against changes in currency exchange rates.   .  A forward currency
contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
Forward currency contracts entered into by the fund will involve the purchase or sale of a currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets, which will be marked to market daily, to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

INVESTMENT COMPANIES -- The fund has the ability to invest up to 5% of its total assets in shares of closed-end investment companies, but would not acquire more than 3% of the outstanding voting securities of any one closed-end investment company. (If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.)


U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank Cooperatives, and Federal Intermediate Credit Banks.

CASH AND CASH EQUIVALENTS -- These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (E.G. certificates of deposit (interest-bearing time deposits) and banker's acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (3) savings association and savings bank obligations (certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less).

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When a fund purchases such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund sells such securities, it does not participate in further gains or losses with respect to such securities beginning on the date
of the agreement.   If the other party to such a transaction fails to deliver
or pay for the securities, the fund could miss a favorable price or yield opportunity or could experience a loss.

As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers, except in those circumstances where it appears better prices and executions are available. See "Financial Highlights" in the prospectus for the fund's portfolio turnover for each of the last seven fiscal periods.

                            INVESTMENT RESTRICTIONS

The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by law as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions as a percentage of assets are considered at the time securities are purchased. The fund may not:

 1. Invest in securities of an issuer (other than the U.S. Government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of its total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of its total assets, the fund may exceed the 5% limitation with regard to investments in the securities of any one foreign government);

 2.  Invest in companies for the purpose of exercising control or management;

 3. Invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry;

 4. Invest more than 5% of its total assets in the securities of other managed investment companies; such investments shall be limited to 3% of the voting stock of any investment company, provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

 5. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

 6. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that entering into a currency forward or futures contract shall not be prohibited by this restriction;

 7. Invest more than 10% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or non-U.S. securities for which there is no recognized exchange or active and substantial over-the-counter market) or engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

 8. Lend money; provided that entering into repurchase agreements, investment in debt securities or in cash equivalents and lending of portfolio securities shall not be prohibited by this restriction;

 9. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

 10. Purchase securities on margin or mortgage, pledge or hypothecate its assets to any extent;

 11. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities;

 12. Purchase or retain the securities of any issuer if those individual officers and Directors of the fund, its Investment Adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 13. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

 14. Purchase or sell puts, calls, straddles or spreads, or combinations thereof; nor

 15. Purchase partnership interests or invest in leases to develop, or explore for, oil, gas, or minerals.

For purposes of investment restriction number 3, the fund will not invest 25% or more of total assets in the securities of issuers in the same industry.

The following investment policy of the fund may be changed by action of the Board of Directors without shareholder approval: the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer.

                               FUND ORGANIZATION

   The fund is an open-end, diversified management investment company. It was organized as a Maryland corporation on December 18, 1989.

All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                          FUND DIRECTORS AND OFFICERS
                      DIRECTORS AND DIRECTOR COMPENSATION

NAME,            POSITION         PRINCIPAL           AGGREGATE               TOTAL                   TOTAL
ADDRESS          WITH             OCCUPATION(S)       COMPENSATION            COMPENSATION            NUMBER
AND AGE          REGISTRANT       DURING PAST 5       (INCLUDING              (INCLUDING              OF FUND
                                   YEARS               VOLUNTARILY             VOLUNTARILY             BOARDS
                                   (POSITIONS          DEFERRED                DEFERRED                ON WHICH
                                   WITHIN THE          COMPENSATION/1/)        COMPENSATION/1/)        DIRECTOR
                                   ORGANIZATIONS       FROM THE FUND           FROM ALL FUNDS          SERVES/3/
                                   LISTED MAY          DURING FISCAL           MANAGED BY
                                   HAVE                YEAR ENDED              CAPITAL RESEARCH
                                   CHANGED             9/30/98                 AND
                                   DURING THIS                                 MANAGEMENT
                                   PERIOD)                                     COMPANY OR ITS
                                                                               AFFILIATES/2/
                                                                               FOR THE YEAR
                                                                               ENDED 9/30/98

Richard G.        Director         Corporate           $XX,XXX                 $XX,XXX                 2
Capen, Jr.                         Director and
Box 2494                           author;
Rancho                             former United
Santa Fe,                          States
CA  92067                          Ambassador to
Age: 64                            Spain; former
                                   Vice Chairman
                                   of the Board,
                                   Knight
                                   Ridder, Inc.;
                                   former
                                   Chairman and
                                   Publisher,
                                   The Miami
                                   Herald.

H.                Director         Private             $XX,XXX/3/              $XXX,XXX/3/             18
Frederick                          Investor;
Christie                           former
P.O. Box                           President and
144                                Chief
Palos                              Executive
Verdes                             Officer, The
Estates,                           Mission Group
CA                                 (non-utility
90274                              holding
Age: 65                            company,
                                   subsidiary of
                                   Southern
                                   California
                                   Edison
                                   Company);
                                   former
                                   President,
                                   Southern
                                   California
                                   Edison
                                   Company

Alan W.           Director         Private             $XX,XXX                 $XX,XXX                 2
Clements                           investor;
16 Great                           former
Peter                              Executive
Street                             Director -
London                             Finance,
SW1P3JF                            Imperial
England                            Chemical
Age: 70                            Industries
                                   PLC

+Gordon           President        Senior Vice         None/4/                 None/4/                 1
Crawford          and              President and
333 South         Director         Director,
Hope                               Capital
Street                             Research and
Los                                Management
Angeles,                           Company
CA  90071
Age: 51

Alan              Director         President,          $XX,XXX                 $XX,XXX                 4
Greenway                           Greenway
7413                               Associates,
Fairway                            Inc.
Road                               (management
La Jolla,                          consulting
CA  92037                          services)
Age: 70

+William          Chairman         Senior Vice         None/4/                 None/4/                 3
R.                of the           President and
Grimsley          Board            Director,
P.O. 7650                          Capital
San                                Research and
Francisco,                         Management
CA  94120                          Company
Age: 60

+Graham           Director         Former              None/4/                 None/4/                 2
Holloway                           Chairman of
17309 Club                         the Board,
Hill Drive                         American
Dallas, TX                         Funds
75248                              Distributors,
Age: 68                            Inc.

Leonade D.        Director         Former              $XX,XXX/3/              $XX,XXX/3/              5
Jones                              Treasurer,
1536 Los                           The
Montes                             Washington
Drive                              Post Company
Burlingame, CA
94010
Age: 51

William H.        Director         President,          $XX,XXX/3/              $XX,XXX/3/              4
Kling                              Minnesota
2619 Lake                          Public Radio;
of the                             President,
Isles                              Greenspring
Parkway                            Co.; former
East                               President,
Minneapolis, MN                     American
55408                              Public Radio
Age: 56                            (now Public
                                   Radio
                                   International)

Norman R.         Director         Managing            $XX,XXX                 $XX,XXX                 2
Weldon                             Director,
15600 N.W.                         Partisan
67th                               Management
Avenue,                            Group, Inc.;
Suite 310                          Chairman of
Miami                              the Board,
Lakes, FL                          Novoste
33014                              Corporation;
Age: 64                            Director,
                                   Enable
                                   Medical;
                                   former
                                   President and
                                   Director,
                                   Corvita
                                   Corporation

Patricia          Director         Private             $XX,XXX                 $XX,XXX                 6
K. Woolf                           investor;
506 Quaker                         Lecturer,
Road                               Department
Princeton,                         of Molecular
NJ  08540                          Biology,
Age: 64                            Princeton
                                   University


+ "Interested persons" of the fund within the meaning of the Investment Company Act of 1940 (the 1940 Act) on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

 /1/ Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the Director.

 /2/    Capital Research and Management Company manages The American Funds
Group consisting of 28 funds: AMCAP Fund, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, shareholders are limited to (I) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future bneficiary of which is a 501(c)(3) organization; and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.

/3/ Includes funds managed by Capital Research and Management Company.

/4/    Since the plan's adoption, the total amounts of deferred compensation accrued by the fund (plus earnings thereon) for participating Directors are as follows: H. Frederick Christie ($XX,XXX), Leonade D. Jones ($XX,XXX) and William H. Kling ($XX,XXX). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

/5/ Gordon Crawford, William R. Grimsley and Graham Holloway are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                                    OFFICERS


NAME AND ADDRESS                        AGE      POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
                                                  WITH REGISTRANT          DURING PAST 5 YEARS

Gordon Crawford
 (see above)

William R. Grimsley
 (see above)

Gregory W. Wendt                        36       Senior                   Senior Vice President and
P.O. Box 7650                                    Vice President           Director, Capital Research
San Francisco, CA  94120                                                  Company

Vincent P. Corti                        42       Vice President           Vice President - Fund
333 South Hope Street                                                     Business Management Group,
Los Angeles, CA  90071                                                    Capital Research and
                                                                          Management Company

Robert W. Lovelace                      36       Vice President           Executive Vice President and
1110 Santa Monica Blvd.                                                   Director, Capital Research
Los Angeles, CA  90025                                                    Company

Chad L. Norton                          38       Secretary                Vice President - Fund
333 South Hope Street                                                     Business Management Group,
Los Angeles, CA  90071                                                    Capital Research and
                                                                          Management Company

Robert P. Simmer                        37       Treasurer                Vice President - Fund
5300 Robin Hood Road                                                      Business Management Group,
Norfolk, VA  23513                                                        Capital Research and
                                                                          Management Company




All of the officers listed also are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $ $14,000 per annum to Directors who are not affiliated with the Investment Adviser, plus $ $1,000 for each Board of Directors meeting attended, plus $ $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of September 30, 1998, the officers and Directors of the fund and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

   INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser will continue in effect until November 30, 1999, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (I) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing the services and paying the compensation and travel expenses of qualified persons to perform executive, administrative, clerical and bookkeeping functions of the fund, provides suitable office space and utilities, and provides necessary small office equipment and general purpose accounting forms, supplies, and postage used at the office of the fund.

   Under the Agreement, the Investment Adviser's fee is calculated at the annual rates of 0.80% on the first $1 billion of the fund's average net assets, 0.70% on average net assets in excess of $1 billion but not exceeding $2 billion, 0.67% on average net assets in excess of $2 billion but not exceeding $3 billion, 0.65% on average net assets in excess of $3 billion but not exceeding $5 billion, 0.635% on average net assets in excess of $5 billion but not exceeding $8 billion, 0.625% on average net assets in excess of $8 billion but not exceeding $13 billion, and 0.615% on overage net assets in excess of $13 billion.

The Investment Adviser has agreed that in the event the expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.

During the fiscal years ended September 30, 1998, 1997 and 1996, the Investment Adviser received advisory fees of $XX,XXX,000, $50,724,000 and $37,904,000, respectively.

   PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares for the fiscal year ended September 30, 1998 amounted to $X,XXX,000 after allowance of $31,103,000 to dealers. During the fiscal years ended September 30, 1997 and 1996, the Principal Underwriter retained $6,589,000 and $6,297,000, respectively.

As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by a majority of the entire Board of Directors and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not interested persons of the fund are committed to the discretion of the Directors who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

Under the Plan, the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares provided the fund's Board of Directors has approved the category of expenses for which payment is made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under
Section 401(a) of the Internal Revenue code including a 401(k) plan with 100 or more eligible employees).

Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended September 30, 1998, the fund paid or accrued $XX,XXX,000 under the Plan as compensation to dealers.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements and has elected the tax status of a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income, it will be taxed only on that portion of such investment company taxable income that it retains.

To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (I) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (1) 98% of ordinary income for the calendar year, (2) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (3) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (1) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (2) any amount on which the fund pays income tax for the year. The fund intends, to the extent practicable, to meet these distribution requirements to minimize or avoid excise tax liability.

The amount of any realized gain or loss on closing out a forward currency contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Code Section 988 may also apply to forward currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

Except for transactions the fund has identified as hedging transactions, the fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on forward currency contracts as of the end of the year as well as those actually realized during the year. Except for transactions in forward currency contracts which are classified as part of a "mixed straddle," any gain or loss recognized with respect to forward currency contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

Sales of forward currency contracts which are intended to hedge against a change in the value of securities or currencies held by the fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

It is anticipated that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above. In order to avoid realizing excessive gains on securities or currencies held less than three months, the fund may be required to defer the closing out of a forward currency contract beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on forward currency contracts, which have been open for less than three months as of the end of the fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test, as discussed above.

The fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fund's fiscal year) on forward currency contract transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

   If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

   Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain distributions) paid by the fund to the extent the fund's income is derived from dividends (which if received directly would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a non-U.S. shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of net long-term capital gains are not subject to tax withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.

The fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the fund's investment income. While the fund expects to invest less than 50% of its assets outside the U.S. under current market conditions, if more than 50% in value of the fund's total assets at the close of its taxable year consists of securities of foreign issuers, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. In any year the fund makes such an election, shareholders will be notified as to the amount of foreign withholding and other taxes paid by the fund.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than 18 months is 20%, and on assets held more than one year and not more than 18 months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have income in excess of $100,000 for a taxable year will be required to pay an additional income tax liability up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Investors should consult their own tax advisers for additional details as to their particular tax status.


                               PURCHASE OF SHARES

METHOD                  INITIAL INVESTMENT                       ADDITIONAL INVESTMENTS

                        See "Investment Minimums and Fund        $50 minimum (except where a lower
                        Numbers" for initial investment          minimum is noted under "Investment
                        minimums.                                Minimums and Fund Numbers").

By contacting           Visit any investment dealer who is       Mail directly to your investment
your                    registered in the state where the        dealer's address printed on your
investment              purchase is made and who has a           account statement.
dealer                  sales agreement with American Funds
                        Distributors.

By mail                 Make your check payable to the fund      Fill out the account additions form
                        and mail to the address indicated        at the bottom of a recent account
                        on the account application.  Please      statement, make your check payable
                        indicate an investment dealer on         to the fund, write your account
                        the account application.                 number on your check, and mail the
                                                                 check and form in the envelope
                                                                 provided with your account
                                                                 statement.

By telephone            Please contact your investment           Complete the "Investments by Phone"
                        dealer to open account, then follow      section on the account application
                        the procedures for additional            or American FundsLink Authorization
                        investments.                             Form.  Once you establish the
                                                                 privilege, you, your financial
                                                                 advisor or any person with your
                                                                 account information can call
                                                                 American FundsLine(r) and make
                                                                 investments by telephone (subject
                                                                 to conditions noted in "Telephone
                                                                 and Computer Purchases, Redemptions
                                                                 and Exchanges" below).

By computer             Please contact your investment           Complete the American FundsLink
                        dealer to open account, then follow      Authorization Form.  Once you
                        the procedures for additional            establish the privilege, you, your
                        investments.                             financial advisor or any person
                                                                 with your account information may
                                                                 access American FundsLine
                                                                 OnLine(sm) on the Internet and make
                                                                 investments by computer (subject to
                                                                 conditions noted in "Telephone and
                                                                 Computer Purchases, Redemptions and
                                                                 Exchanges" below).

By wire                 Call 800/421-0180 to obtain your         Your bank should wire your
                        account number(s), if necessary.         additional investments in the same
                        Please indicate an investment            manner as described under "Initial
                        dealer on the account.  Instruct         Investment."
                        your bank to wire funds to:
                        Wells Fargo Bank
                        155 Fifth Street
                        Sixth Floor
                        San Francisco, CA 94106
                        (ABA #121000248)
                        For credit to the account of:
                        American Funds Service Company
                        a/c #4600-076178
                        (fund name)
                        (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                                         MINIMUM               FUND
                                                             INITIAL               NUMBER
                                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                $1,000                02

American Balanced Fund(r)                                    500                   11

American Mutual Fund(r)                                      250                   03

Capital Income Builder(r)                                    1,000                 12

Capital World Growth and Income Fund(sm)                     1,000                 33

EuroPacific Growth Fund(r)                                   250                   16

Fundamental Investors(sm)                                    250                   10

The Growth Fund of America(r)                                1,000                 05

The Income Fund of America(r)                                1,000                 06

The Investment Company of America(r)                         250                   04

The New Economy Fund(r)                                      1,000                 14

New Perspective Fund(r)                                      250                   07

SMALLCAP World Fund(r)                                       1,000                 35

Washington Mutual Investors Fund(sm)                         250                   01

BOND FUNDS

American High-Income Municipal Bond Fund(r)                  1,000                 40

American High-Income Trust(sm)                               1,000                 21

The Bond Fund of America(sm)                                 1,000                 08

Capital World Bond Fund(r)                                   1,000                 31

Intermediate Bond Fund of America(sm)                        1,000                 23

Limited Term Tax-Exempt Bond Fund of America(sm)             1,000                 43

The Tax-Exempt Bond Fund of America(r)                       1,000                 19

The Tax-Exempt Fund of California(r)*                        1,000                 20

The Tax-Exempt Fund of Maryland(r)*                          1,000                 24

The Tax-Exempt Fund of Virginia(r)*                          1,000                 25

U.S. Government Securities Fund(sm)                          1,000                 22

MONEY MARKET FUNDS

The Cash Management Trust of America(r)                      2,500                 09

The Tax-Exempt Money Fund of America(sm)                     2,500                 39

The U.S. Treasury Money Fund of America(sm)                  2,500                 49

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                    CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000                6.10%            5.75%            5.00%

$50,000 but less than            4.71             4.50             3.75
$100,000

BOND FUNDS

Less than $25,000                4.99             4.75             4.00

$25,000 but less than            4.71             4.50             3.75
$50,000

$50,000 but less than            4.17             4.00             3.25
$100,000

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than           3.63             3.50             2.75
$250,000

$250,000 but less than           2.56             2.50             2.00
$500,000

$500,000 but less than           2.04             2.00             1.60
$1,000,000

$1,000,000 or more               none             none             (see below)


   PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

   In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

    (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;


    (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;


(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

    (5) insurance company separate accounts;

    (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.;
and

    (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

   DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

   OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.


Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.


   REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

   STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

   When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

   CONCURRENT PURCHASES - You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds.
Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.
   RIGHT OF ACCUMULATION - You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

   PRICE OF SHARES --   Shares are purchased at the offering price next
determined after the purchase order is received and accepted by the fund or American Funds Service; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York Time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly trust to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's directors.



   SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)
S Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
-- Over $50,000;
-- Made payable to someone other than the registered shareholder(s); or -- Sent to an address that has not been used with the account for at least 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)
- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(sm)) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS
- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application)
-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

   Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

   The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

   You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

   AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments into the American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. American Funds Service Company will then invest your money into the fund you specified on or around the date you specified. If your account cannot be debited due to insufficient funds, a stop-payment, or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to American Funds Service
Company.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

   CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:


    a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

    b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

    c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine OnLine (sm) (see "American FundsLine(r)" and American FundsLine OnLine(sm)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(r) or American FundsLine OnLine(sm). To use this service, call 800/325-3590 from a TouchTonet telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Shareholder Account Services and Privileges -- Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares -- Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone or computer (including American FundsLine(r) or American FundsLine OnLine(sm)), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

   SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

    Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended September 30, 1998, 1997 and 1996 amounted to $X,XXX,000, $8,965,000 and
$9,988,000 respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $X,XXX,000 for the fiscal year ended September 30, 1998.

INDEPENDENT AUDITORS -- Deloitte & Touche LLP, 1000 Wilshire Boulevard, Suite 1500, Los Angeles, CA 90017, has served as the fund's independent auditors since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements incorporated in this Statement of Additional Information have been so included in reliance on the report of Deloitte & Touche LLP given on the authority of said firm as experts in accounting and auditing.

   REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders holding a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16E of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on September 30. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Board of Directors.

   YEAR 2000 - The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE - SEPTEMBER 30, 1998

Net asset value and redemption price per share

  (Net assets divided by shares outstanding)             $XX.XX

Maximum offering price per share (100/94.25 of

  per share net asset value, which takes into

  account the fund's current maximum sales load)         $XX.XX


                   INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield is X.XX% based on a 30-day (or one month) period ended September 30, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[( a-b/cd + 1)/6/ -1]

 Where: a = dividends and interest earned during the period.

  b = expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d = the maximum offering price per share on the last day of the period.

The fund's one-year total return, five-year average annual compound return and lifetime average annual compound return for the periods ended September 30, 1998 were XX.XX%, XX.XX% and XX.XX%, respectively. The average annual compound return ("T") is computed by using the value at the end of the period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange
Commission:  P(1+T)/n/ = ERV.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period. Total return may be calculated for one year, five years, ten years and for other periods of years. The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

The fund may refer to results and surveys compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc. and Weisenberger Investment Companies Services and by the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including BARRONS, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

The fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investment to investments made through tax-deferred retirement plans.

The fund may, from time to time, compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

SMALL CAPITALIZATION STOCKS VERSUS LARGE CAPITALIZATION STOCKS -- According to Ibbottson Associates, an investment in small company stocks has grown an average of xx.x% a year from September 30, 1973 through September 30, 1998, compared with an average of xx.x% a year for an investment in large company stocks. Small company stocks are represented by the lowest 20% of market capitalization of New York Stock Exchange, American Stock Exchange and Over-the-Counter stocks, while large company stocks are represented by the Standard & Poor's 500 Stock Composite Index.

The investment results set forth below were calculated as described in the fund's prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.



SMALLCAP VS. VARIOUS UNMANAGED INDICES

                                                                          Capital Appreciation
                                                          Russell/3/                          NASDAQ/4/
Period         SMALLCAP     S&P 500/1/       MSCIW/2/       2000          SMALLCAP             OTC

4/30/90*
to 9/30/98     xxx.x%       xxx.x%            xxx.x%       xxx.x%          xxx.x%             xxx.x%


*Commencement of operations

/1/ The Standard and Poor's 500 Stock Composite Index, which consists of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/2/ The Morgan Stanley Capital International World Index, which is an arithmetical average, weighted by market value, of the performance of more than 1,400 securities listed on the stock exchanges of Europe, Australia, the Far East, Canada, New Zealand and the U.S.

/3/ The Russell 2000 Index, which contains 2000 smaller capitalized companies in the Russell 3000 Index (these smaller companies have market capitalizations of approximately $20 million to $300 million).

/4/ The National Association of Securities Dealers Automated Quotation Composite Index of Over-the-Counter Stocks represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, covers some 3,500 stocks, is market value weighed and reflects only capital appreciation.


               IF YOU ARE CONSIDERING THE FUND FOR RETIREMENT...

Here's how much you would have if you invested $2,000 a year in the fund:


1 Year                     3 Years                   Lifetime

(10/1/97 - 9/30/98)         (10/1/95 - 9/30/98)        (4/30/90 - 9/30/98)

$xxxx                      $xxxxxx                   $xxxx


Illustration of a $10,000 investment in the fund with dividends reinvested and capital gain distributions taken in shares
(For the lifetime of the fund, April 30, 1990 through September 30, 1998)

             COST OF SHARES                                    VALUE OF SHARES

Fiscal       Annual         Total            Investment     From            From           Dividends      Total
Year End     Dividends      Dividends        Cost           Initial         Capital Gains   Reinvested     Value
9/30                        (cumulative)                    Investment      Reinvested

1990#        $ --           $--              $10,000        $8,288          $ --           $ --           $8,288

1991         251            251              10,251         11,000          --             307            11,307

1992         71             322              10,322         11,256          --             384            11,640

1993         52             374              10,374         14,200           670           548            15,418

1994         41             415              10,415         14,756          1,376          612            16,744

1995         116            531              10,531         16,319          2,719          818            19,856

1996         179            710              10,710         16,825          5,005          1,047          22,877

1997         106            816              10,816         19,200          8,167          1,322          28,689

1998         XXX            XXX              XX,XXX         XX,XXX          X,XXX          X,XXX          XX,XXX


  The dollar amount of capital gain distributions during the period was $6,011

# from April 30, 1990, the date the fund commenced operations


   EXPERIENCE OF THE INVESTMENT ADVISER -- Capital Research and Management Company manages nine growth and growth-income funds that are at least 10 years old. In the 10-year periods since January 1, 1968 (133 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 124 of the 127 periods.
Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

                          DESCRIPTION OF BOND RATINGS
                           CORPORATE DEBT SECURITIES

MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C" according to quality.

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C-1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."


                                      PART C
                                 OTHER INFORMATION

                              SMALLCAP WORLD FUND, INC.

   ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 13 filed November 26,
1997).
(b) Previously filed (see Post-Effective Amendment No. 13 filed November 26,
1997).
(c) Previously filed (see Post-Effective Amendment No. 13 filed November 26,
1997).
(d) Previously filed (see Post-Effective Amendment No. 13 filed November 26,
1997).
(e) Previously filed (see Post-Effective Amendment No. 13 filed November 26,
1997).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 13 filed November 26,
1997).
(h) None.
(i) Not applicable to this filing.
(j) Consent of Independent Auditors - to be filed by amendment.
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 13 filed November 26,
1997).
(m) Previously filed (see Post-Effective Amendment No. 13 filed November 26,
1997).
(n) EX-27 Financial data schedule (EDGAR).
(o) None.

   ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.


   ITEM 25. INDEMNIFICATION.

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matters giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

  Article VIII (h) of the Articles of Incorporation of the fund provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

   ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

   ITEM 27. PRINCIPAL UNDERWRITERS.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


(B)       (1)                                                       (2)                     (3)



                  NAME AND PRINCIPAL               POSITIONS AND OFFICES          POSITIONS AND OFFICES
                  BUSINESS ADDRESS                 WITH UNDERWRITER               WITH REGISTRANT

                  David L. Abzug                   Regional Vice President        None

                  27304 Park Vista Road
            Agoura Hills, CA 91301



                  John A. Agar                     Vice President                 None
            1501 N. University, Suite
            227A
            Little Rock, AR 72207



                  Robert B. Aprison                Vice President                 None

                  2983 Bryn Wood Drive

                  Madison, WI  53711



L               William W. Bagnard               Vice President                 None



                  Steven L. Barnes                 Senior Vice President          None

                  5400 Mount Meeker Road



                  Boulder, CO 80301



B               Carl R. Bauer                    Assistant Vice President       None

                  Michelle A. Bergeron             Vice President                 None
            4160 Gateswalk Drive
            Smyrna, GA 30080



                  Joseph T. Blair                  Senior Vice President          None

                  27 Drumlin Road

                  West Simsbury, CT  06092



                  John A. Blanchard                Vice President                 None

                  6421 Aberdeen Road

                  Mission Hills, KS 66208



                  Ian B. Bodell                    Senior Vice President          None

                  P.O. Box 1665

                  Brentwood, TN 37024-1665



                  Michael L. Brethower             Senior Vice President          None

                  2320 North Austin Avenue

                  Georgetown, TX  78626



                  C. Alan Brown                    Regional Vice President        None

                 4129 Laclede Avenue
                 St. Louis, MO  63108




H               J. Peter Burns                   Vice President                 None



                  Brian C. Casey                   Regional Vice President        None

                  8002 Greentree Road

                  Bethesda, MD 20817



                  Victor C. Cassato                Senior Vice President          None

                  609 W. Littleton Blvd.

                   Suite 310

                  Littleton, CO  80120



                  Christopher J. Cassin            Senior Vice President          None

                  111 W. Chicago Avenue

                   Suite G3

                  Hinsdale, IL 60521



                  Denise M. Cassin                  Vice President                None

                  1301 Stoney Creek Drive

                  San Ramon, CA 94538



L               Larry P. Clemmensen              Director                       None



L               Kevin G. Clifford                Director,  President and       None
                                             Co-Chief Executive
                                             Officer



                  Ruth M. Collier                  Senior Vice President          None

                  145 West 67th St., #12K

                  New York, NY  10023



S               David Coolbaugh                  Assistant Vice President       None



                  Thomas E. Cournoyer              Vice President                 None

                  2333 Granada Boulevard

                  Coral Gables, FL  33134



                  Douglas A. Critchell             Senior Vice President          None

                  3521 Rittenhouse Street, N.W.

                  Washington, D.C.  20015



L               Carl D. Cutting                  Vice President                 None

                  Daniel J. Delianedis             Regional Vice President        None

                  8689 Braxton Drive

                  Eden Prairie, MN 55347



                  Michael A. Dilella               Vice President                 None

                  P. O. Box 661

                  Ramsey, NJ  07446



                  G. Michael Dill                  Senior Vice President          None
            505 E. Main Street

                  Jenks, OK 74037



                  Kirk D. Dodge                    Senior Vice President          None

                  633 Menlo Avenue, Suite 210

                  Menlo Park, CA 94025



                  Peter J. Doran                   Senior Vice President          None

                  1205 Franklin Avenue

                  Garden City, NY  11530



L               Michael J. Downer                Secretary                      None



                  Robert W. Durbin                 Vice President                 None

                  74 Sunny Lane

                  Tiffin, OH  44883



I               Lloyd G. Edwards                 Senior Vice President          None



L               Paul H. Fieberg                  Senior Vice President          None



                  John Fodor                        Vice President                None

                  15 Latisquama Road

                  Southborough, MA 01772



L               Mark P. Freeman, Jr.             Director                       None



                  Clyde E. Gardner                 Senior Vice President          None

                  Route 2, Box 3162

                  Osage Beach, MO  65065



B               Evelyn K. Glassford              Vice President                 None



                  Jeffrey J. Greiner                Vice President                None

                  12210 Taylor Road

                  Plain City, OH 43064

L               Paul G. Haaga, Jr.               Director                       None



B               Mariellen Hamann                 Assistant Vice President       None



                  David E. Harper                  Senior Vice President          None

                  R.D. 1, Box 210, Rte 519

                  Frenchtown, NJ  08825



                  Ronald R. Hulsey                 Vice President                 None

                  6744 Avalon

                  Dallas, TX  75214



                  Robert S. Irish                  Regional Vice President        None

                  1225 Vista Del Mar Drive

                  Delray Beach, FL 33483



L               Robert L. Johansen               Vice President                 None



                  Michael J. Johnston              Director                       None

                  630 Fifth Avenue, 36th
            Floor

                  New York, NY 10111



B               Damien M. Jordan                 Vice President                 None



                  V. John Kriss                    Senior Vice President          None

                  P. O. Box 247

                  Surfside, CA 90743



                  Arthur J. Levine                 Senior Vice President          None

                  12558 Highlands Place

                  Fishers, IN  46038



B               Karl A. Lewis                    Assistant Vice President       None



                  T. Blake Liberty                 Regional Vice President        None

                  5506 East Mineral Lane

                  Littleton, CO 80122



L               Lorin E. Liesy                   Assistant Vice President       None



L               Susan G. Lindgren                Vice President -               None
                                             Institutional

                                                   Investment Services



LW               Robert W. Lovelace               Director                       Vice President



                  Stephen A. Malbasa                Vice President                None

                  13405 Lake Shore Blvd.

                  Cleveland, OH  44110



                  Steven M. Markel                 Senior Vice President          None

                  5241 South Race Street

                  Littleton, CO 80121



L               J. Clifton Massar                Director, Senior Vice          None
                                             President



L               E. Lee McClennahan               Senior Vice President          None



L               Jamie R. McCrary                 Assistant Vice President       None



S               John V. McLaughlin               Senior Vice President          None



                  Terry W. McNabb                  Vice President                 None

                  2002 Barrett Station Road

                  St. Louis, MO  63131



L               R. William Melinat               Vice President -               None
                                             Institutional

                                                   Investment Services



                  David R. Murray                   Vice President                None

                  60 Briant Drive

                  Sudbury, MA 01776



                  Stephen S. Nelson                Vice President                 None

                  P.O. Box 470528

                  Charlotte, NC  28247-0528



                  William E. Noe                   Regional Vice President        None

                  304 River Oaks Road

                  Brentwood, TN 37027



                  Peter A. Nyhus                   Vice President                 None

                  3084 Wilds Ridge Court

                  Prior Lake, MN 55372



                  Eric P. Olson                    Vice President                 None

                  62 Park Drive

                  Glenview, IL 60025



                  Fredric Phillips                 Vice President                 None

                  175 Highland Avenue

                  4th Floor

                  Needham, MA 02494



B               Candance D. Pilgrim              Assistant Vice President       None



                  Carl S. Platou                   Vice President                 None

                  4021 96th Avenue, S.E.

                  Mercer Island, WA 98040



L               John O. Post                     Vice President                 None



S               Richard P. Prior                 Assistant Vice President       None



                  Steven J. Reitman                Senior Vice President          None

                  212 The Lane

                  Hinsdale, IL  60521



                  Brian A. Roberts                  Vice President                None

                  P.O. Box 472245

                  Charlotte, NC  28247



                  George S. Ross                   Senior Vice President          None

                  55 Madison Avenue

                  Morristown, NJ  07962



L               Julie D. Roth                    Vice President                 None



L               James F. Rothenberg              Director                       None



                  Douglas F. Rowe                  Vice President                 None

                  30008 Oakland Hills Drive

                  Georgetown, TX 78628



                  Christopher S. Rowey             Regional Vice President        None

                  9417 Beverlywood Street

                  Los Angeles, CA 90034



                  Dean B. Rydquist                 Senior Vice President          None

                  1080 Bay Pointe Crossing

                  Alpharetta, GA 30005

                  Richard R. Samson                Senior Vice President          None

                  4604 Glencoe Avenue, #4

                  Marina del Rey, CA  90292



                  Joseph D. Scarpitti              Vice President                 None

                  31465 St. Andrews

                  Westlake, OH 44145



L               R. Michael Shanahan              Director                       None



                  David W. Short                   Director,  Chairman of         None
            1000 RIDC Plaza, Suite 212       the Board and Co-Chief
            Pittsburgh, PA  15238            Executive Officer



                  William P. Simon, Jr.            Senior Vice President          None

                  912 Castlehill Lane

                  Devon, PA 91333



L               John C. Smith                    Assistant Vice President       None
                                             - Institutional
                                             Investment Services



                  Rodney G. Smith                  Vice President                 None

                  100 N. Central Expressway
            Suite 1214

                  Richardson, TX  75080



                  Nicholas D. Spadaccini           Regional Vice President        None

                  855 Markley Woods Way

                  Cincinnati, OH 45230



L               Kristen J. Spazafumo             Assistant Vice President       None



                  Daniel S. Spradling              Senior Vice President          None

                  181 Second Avenue
            Suite 228

                  San Mateo, CA  94401



B               Max D. Stites                    Vice President                 None

                  Thomas A. Stout                  Regional Vice President        None

                  3919 Whooping Crane Circle
            Virginia Beach, VA 23455





                  Craig R. Strauser                Vice President                 None

                  3 Dover Way

                  Lake Oswego, OR 97034



                  Francis N. Strazzeri              Vice President                None

                  31641 Saddletree Drive

                  Westlake Village, CA 91361



L               Drew W. Taylor                   Assistant Vice President       None



S               James P. Toomey                   Vice President                None



I               Christopher E. Trede              Vice President                None



                  George F. Truesdail              Vice President                 None

                  400 Abbotsford Court

                Charlotte, NC  28270



                  Scott W. Ursin-Smith             Vice President                 None

                  60 Reedland Woods Way

                  Tiburon, CA 94920



L               David M. Ward                    Vice President -               None
                                             Institutional Investment
                                             Services



                  Thomas E. Warren                 Regional Vice President        None

                  119 Faubel Street

                  Sarasota, FL  34242



L               J. Kelly Webb                    Senior Vice President,         None
                                             Treasurer



                  Gregory J. Weimer                Vice President                 None

                  206 Hardwood Drive

                  Venetia, PA 15367



B               Timothy W. Weiss                 Director                       None



                  N. Dexter Williams               Senior Vice President          None
            P.O. Box 2200
            Danville, CA 94526



                  Timothy J. Wilson                Vice President                 None

                  113 Farmview Place

                  Venetia, PA  15367



B               Laura L. Wimberly                 Vice President                None



H               Marshall D. Wingo                Director, Senior Vice          None
                                             President



L               Robert L. Winston                Director, Senior Vice          None
                                             President



                  Laurie B. Wood                   Regional Vice President        None

                  3500 W. Camino de Urania

                  Tucson, AZ 85741



                  William R. Yost                  Vice President                 None

                  9320 Overlook Trail

                  Eden Prairie, MN 55347



                  Janet M. Young                   Regional Vice President        None

                  1616 Vermont

                  Houston, TX  77006



                  Scott D. Zambon                  Regional Vice President        None

                  320 Robinson Drive

                  Tustin Ranch, CA 92782



__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

   ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92821 and 5300 Robin Hood Road, Norfolk, VA 23513.

     Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821,3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640 and 5300 Robin Hood Road, Norfolk, VA 23514.

  Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

   ITEM 29. MANAGEMENT SERVICES.

  None.

   ITEM 30. UNDERTAKINGS.

  n/a


                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 29th day of September, 1998.

       SMALLCAP World Fund, Inc.
   By: /s/ Cordon Crawford
       Gordon Crawford, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on September 29, 1998, by the following persons in the capacities indicated.

          SIGNATURE                            TITLE

(1)       Principal Executive Officer:

          /s/ Gordon Crawford                  President
          Gordon Crawford

(2)       Principal Financial Officer and
          Principal Accounting Officer:

          /s/ Robert P. Simmer                 Treasurer
          Robert P. Simmer

(3)       Directors:

          Richard G. Capen, Jr.*               Director
          H. Frederick Christie*               Director
          Alan W. Clements*                    Director
          Gordon Crawford*                     President and Director
          Alan Greenway*                       Director
          William R. Grimsley*                 Chairman and Director
          E. Graham Holloway*                  Director
          Leonade D. Jones*                    Director
          William H. Kling*                    Director
          Norman R. Weldon*                    Director
          Patricia K. Woolf*                   Director


*By  /s/ Chad L. Norton
 Chad L. Norton
 (Attorney-in-Fact)
                      SMALLCAP World Fund, Inc. -- Pg C-13